Leases (Tables)	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Schedule of right-of-use assets

During 2021, the activity in the consolidated right-of-use assets reported in our financial statements was as follows:

	Land and
	buildings		Other (1)	Total
Cost as of January 1, 2021	Ps.	52,764	1,983	54,747
Additions		7,485	386	7,871
Additions from business combinations		1,440	100	1,540
Disposals		(1,337)	(34)	(1,371)
Remeasurements		3,776	188	3,964
Depreciation		(8,363)	(597)	(8,960)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies		(821)	24	(797)
Right-of-use assets, net as of December 31, 2021	Ps.	54,944	2,050	56,994
(1)	Other assets mainly include transportation equipment and servers.

During 2020, the activity in the consolidated right-of-use assets reported in our financial statements was as follows:

	Land and
	buildings		Other (1)	Total
Cost as of January 1, 2020	Ps.	51,926	758	52,684
Additions		6,478	1,504	7,982
Additions from business combinations		1,414	351	1,765
Disposals (2)		(2,190)	(114)	(2,304)
Remeasurements		3,749	84	3,833
Depreciation		(8,138)	(491)	(8,629)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies		(475)	(109)	(584)
Right-of-use assets, net as of December 31, 2020	Ps.	52,764	1,983	54,747
(1)Other assets mainly include transportation equipment and servers.
(2)Includes Specialty’s disposal for an amount of Ps. 690.

Schedule of lease liabilities

As of December 31, 2021, the lease liabilities are integrated as follows:

	December 31, 2021
Maturity analysis – contractual undiscounted cash flows
Less than one year	Ps.	11,428
One to five years		36,929
Five to ten years		27,580
More than ten years		13,180
Total undiscounted lease liabilities on December 31		89,117
Lease liabilities included in the statement of financial position on December 31		62,355
Current		7,306
Non-Current	Ps.	55,049

As of December 31, 2020, the lease liabilities are integrated as follows:

	December 31, 2020
Maturity analysis – contractual undiscounted cash flows
Less than one year	Ps.	11,511
One to five years		36,172
Five to ten years		27,088
More than ten years		13,823
Total undiscounted lease liabilities on December 31		88,594
Lease liabilities included in the statement of financial position on December 31		58,308
Current		6,772
Non-Current	Ps.	51,536